SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
SUBSEQUENT EVENTS [Text Block]

NOTE 8 – SUBSEQUENT EVENTS

Subsequent to March 31, 2015, the Company issued 24,164,070 shares for conversion $52,000 of convertible notes and payable accrued interests.

On April 9, 2015, the Company amended its Articles of Incorporation to increase the Company's authorized shares of Common Stock from 1,000,000,000 to 2,000,000,000.

NOTE 11 – SUBSEQUENT EVENTS

On March 26, 2015, the Company entered into a convertible promissory note with MacAllan Partners LLC, for the principal amount of $112,000.

Subsequent to December 31, 2014, the Company issued 44,327,315 shares for conversion of notes and payable accrued interests.